EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000   Class A-1  0.26701%  Asset Backed Notes due September 16, 2013

$310,000,000   Class A-2  0.43%  Asset Backed Notes due February 17, 2015

$300,000,000   Class A-3  0.53%  Asset Backed Notes due July 15, 2016

$99,778,000   Class A-4  0.69%  Asset Backed Notes due January 15, 2019

$31,879,975  Asset Backed Certificates

Payment Date:				15-Apr-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$41,317,541.30
		(ii)	A-1 Note Pool Factor:	0.1287151

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$310,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$41,317,541.30
		per $1,000 original principal amount:		$128.72

	(b)	Class A-2 Notes:		$2,103,727.62
		per $1,000 original principal amount:		$6.79

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$43,421,268.92

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$9,499.95
			per $1,000 original principal amount:	$0.03

		(ii)	Class A-2 Notes:	$111,083.33
			per $1,000 original principal amount:	$0.36

		(iii)	Class A-3 Notes:	$132,500.00
			per $1,000 original principal amount:	$0.44

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$310,455.63

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$787,332,039.33
		(ii)	at end of related Collection Period:	$744,101,398.04

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$782,975,516.53
		(ii)	at end of related Collection Period:	$739,554,247.61

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$840,352,292.46
		(ii)	at end of related Collection Period:	$792,849,916.81

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$307,896,272.38
		(ii)	A-2 Note Pool Factor:	0.9932138

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$656,110.03
		per $1,000 original principal amount of Notes and Certificate:		$0.61
	(b)	Amount of Servicing Fee earned:		$656,110.03
	(c)	Amount of Servicing Fee paid:		$656,110.03
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,663,231.06
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.49%

(10)	(i)	Aggregate amount of net losses for the collection period:		$36,226.85
	(ii)	Cumulative amount of net losses:		$97,502.47
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,302,203.95
		(ii)	% of Pool Balance:	0.17%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%